Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Reconciliation of Employee Benefits, Restructuring and Post-retirement Employee Benefits (Detail)
$ in Millions
12 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	$ 2,043
Charge/(credit) for the year:
Underlying	1,842
Discounting	28
Yield on defined benefit scheme assets	(11)
Exchange variations	(6)
Released during the year	(18)
Remeasurement losses taken to retained earnings	8
Utilisation	(1,589)
Transfers and other movements	1
At the end of the financial year	2,298
Employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	1,698
Charge/(credit) for the year:
Underlying	1,511
Exchange variations	(11)
Released during the year	(5)
Utilisation	(1,314)
At the end of the financial year	1,879
Restructuring [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	45
Charge/(credit) for the year:
Underlying	275
Released during the year	(13)
Utilisation	(224)
At the end of the financial year	83
Post-retirement employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	300
Charge/(credit) for the year:
Underlying	56
Discounting	28
Yield on defined benefit scheme assets	(11)
Exchange variations	5
Remeasurement losses taken to retained earnings	8
Utilisation	(51)
Transfers and other movements	1
At the end of the financial year	$ 336